Subsequent Events (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	May 15, 2018	Feb. 28, 2018	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Events
Contributions			$ 2,350,057	$ 2,009,942	$ 7,668,211	$ 26,168,269	$ 19,751,210
Redemptions			$ 10,862,415	$ 15,147,462	$ 54,729,999	$ 75,201,808	$ 71,202,429
Subsequent Event
Subsequent Events
Contributions	$ 166	$ 2,025,000
Redemptions	$ 0	$ 4,956,000